HOSPITALITY REVENUE (Tables)	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
Disclosure of detailed information of hospitality revenue
The components of hospitality revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2023	2022	2023	2022
Room, food and beverage	$589	$343	$1,085	$613
Gaming and other leisure activities	63	47	102	82
Other hospitality revenue	35	10	65	18
Total hospitality revenue	$687	$400	$1,252	$713